Finance and operating leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of future minimum lease payments for leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2025, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2026	$27,178	$1,993	$5,641
2027	23,371	1,580	158
2028	18,769	1,467	158
2029	17,164	1,321	158
2030 and thereafter	3,047	7,330	1,012
Total minimum lease payments	$89,529	$13,691	$7,127
Less: amount representing interest	(8,085)	(2,498)
Carrying amount of minimum lease payments	$81,444	$11,193
Less: current portion	(23,715)	(1,495)
Long term	$57,729	$9,698

Schedule of lease expenses and income

Year ended December 31,	2025	2024
Short-term lease expense	$25,617	$28,518
Operating lease expense	1,880	2,242
Operating lease income	(606)	(683)

Schedule of supplemental information

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Finance leases	3.1	3.5
Operating leases	8.6	9.9
Weighted-average discount rate:
Finance leases	4.93%	5.65%
Operating leases	4.87%	5.02%